Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2025
Organization and principal activities
Schedule of company's principal subsidiaries, consolidated VIEs and subsidiaries of VIEs

As of December 31, 2025, the principal entities of the Group are as follows:

	Date of acquisition	Place of incorporation	Percentage of ownership	Principal activities
Ziitech Pty Ltd (“Ziitech”)	September 3, 2025	Australia	25% owned by the Company	Merchant digitalization and commerce-enablement solutions
Zii Cloud Singapore Pte Ltd	September 3, 2025	Singapore	60% owned by Ziitech	Merchant digitalization and commerce-enablement solutions

Schedule of consolidated financial information of the Group's VIEs after the elimination of inter-company transactions and balances

	As of December 31,
	2024	2025
	US$	US$
Total assets	12,525	—
Total liabilities	48,272	—

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Total net revenues	5,643	4,287	3,360
Net (loss)/profit	(1,902)	(543)	417

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Net cash provided by/(used in) operating activities	3,482	(332)	1,903
Net cash provided by/(used in) investing activities	5,085	(2,673)	1
Net cash provided by financing activities	—	—	—